Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Credit card receivables	$ 18,267,904	$ 12,259,276
Loans to customers	9,421,458	5,321,885
Compulsory and other deposits at central banks	9,537,788	6,743,336
Other receivables	1,000,683	1,413,443
Other financial assets	148,777	78,483
Securities	3,141,504	885,418
Total	41,518,114	26,701,841
Liabilities
Deposits from customers	9,452,342	6,796,826
Bank receipt of deposits (RDB)	32,004,825	21,511,844
Bank certificate of deposit (CDB)	467,934	546,395
Payables to network	13,633,823	9,333,541
Borrowings and financing (i)	4,398,216	1,730,357
Repurchase agreements	783,837	308,583	$ 210,454	$ 197,242
Total	60,740,977	40,227,546
Level 1 of fair value hierarchy [member]
Assets
Credit card receivables
Loans to customers
Securities	1,052,384	544,845
Total	1,052,384	544,845
Liabilities
Bank certificate of deposit (CDB)
Payables to network
Borrowings and financing (i)
Total
Level 2 of fair value hierarchy [member]
Assets
Credit card receivables
Loans to customers
Securities	2,053,383	330,745
Total	2,053,383	330,745
Liabilities
Bank certificate of deposit (CDB)	467,742	545,474
Payables to network	13,006,159	8,693,972
Borrowings and financing (i)	4,406,310	1,737,303
Total	17,880,211	10,976,749
Level 3 of fair value hierarchy [member]
Assets
Credit card receivables	19,333,556	13,188,240
Loans to customers	9,834,661	5,639,873
Securities
Total	29,168,217	18,828,113
Liabilities
Bank certificate of deposit (CDB)
Payables to network
Borrowings and financing (i)
Total